Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2021
Long-Term Incentive Plan

26.	Long-Term Incentive Plan

2011-2013 Plan, 2014-2016 Plan, 2018-2020 Plan and 2021-2023 Plan

On August 5, 2011, April 10, 2014, April 19, 2018 and March 30, 2021, they were approved by the General Meeting of shareholders of TIM S.A. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), long-term incentive plans; “2011-2013 Plan”, “2014-2016 Plan”, “2018-2020 Plan” and “2021-2023 Plan” respectively, granted to senior directors and to those who occupy the position of key positions in the Company.

The 2011-2013 and 2014-2016 Plans addresses the granting of stock options, while the 2018-2020 and 2021-2023 Plans provides for the granting of shares (performance shares and/or restricted shares).

The exercise of the options of the 2011-2013 Plan is conditioned on the achievement of specific performance targets that could prevent the exercise of options, while when in the exercise of the options of the 2014-2016 Plan, the achievement of goals may affect only the acquisition price of the shares. The strike price is calculated by applying a plus or minus adjustment to the Base price of the share as a result of shareholder performance, taking into account the criteria provided for in each plan.

The 2018-2020 and 2021-2023 Plans propose to grant participants shares issued by the Company, subject to the participant’s permanence in the Company (achievement of specific goals). The number of shares may vary, for more or for less, as a result of the performance and possibly of the dividend award, considering the criteria provided for in each Grant.

The term of validity of the options of the 2011-2013 and 2014-2016 plans is 6 years and TIM S.A. has no legal or non-formalized obligation to repurchase or settle the options in cash. For the 2018-2020 and 2021-2023 plan, the term of validity has the same periodicity of 3 years related to its vesting. In turn, the new Plans, in addition to considering the transfer of shares, also provides for the possibility of making payment to participants of the equivalent amount in cash.

The total amount of the expense was calculated considering the fair value of the options and the value of the shares and is recognized in the results over the vesting period.

Stock Options Program Table

Grant date	Options granted	Expiry date	Base Price	Balance at the beginning of the year	Granted during the year	Exercise during exercise	Expired during exercise	Overdue during the year	Balance at the end of the year

2014-2016 Plan – 3rd Grant	3,922,204	Nov 2022	R$ 8.10	295,063	-	(182,511)	-	-	112,552
2014-2016 Plan – 2nd Grant	3,355,229	Oct 2021	R$ 8.45	21,771	-	(21,771)	-	-	0
Plan 2014-2016-1st Grant	1,687,686	Sep 2020	R$ 13.42	-	-	-	-	-	-
2011-2013 Plan – 3rd Grant	3,072,418	July 2019	R$ 8.13	-	-	-	-	-	-
2011-2013 Plan – 2nd Grant	2,661,752	Sep 2018	R$ 8.96	-	-	-	-	-	-
2011-2013 Plan – 1st Grant	2,833,595	Aug 2017	R$ 8.84	-	-	-	-	-	-
Total	17,532,884			316,834	-	(204,282)	-	-	112,552
Weighted average price of the balance of grants				R$ 8.10

Stock Program Table (Performance Shares and Restricted Shares)

Identification of grant:	Shares granted	Expiry date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year*			Paid in cash*			Canceled during the year	Balance at the end of the year
						Volume Vested	Performance change	Additional Dividends	Volume Vested	Performance change	Additional dividends

2021-2023 Plan 2021 Grant(s)	3,431,610	May 2024	R$ 12.95	-	3,431,610	-	-	-	-	-	-	(311,876)	3,119,734
2018-2020 Plan 2020 Grant(s)	796,054	Apr 2023	R$ 14.40	796,054	-	(206,578)	(51,634)	(8,933)	-	-	-	(70,378)	519098
2018-2020 Plan 2019 Grant(s)	930,662	July 2022	R$ 11.28	687,895	-	(207,859)	(78,111)	(23,252)	-	-	-	(53,006)	427,030
2018-2020 Plan 2018 Grant*	849,932	Apr 2021	R$ 14.41	199,594	-	(187,039)	(42,854)	(22,250)	(9,101)	(2,305)	(1,094)	(3,454)	-
Total	6,008,258			1,683,543	3,431,610	(601,476)	(172,599)	(54,435)	(9,101)	(2,305)	(1,094)	(438,714)	4,065,862
Weighted average price of the balance of grants			R$ 12.96

The significant data included in the model, for the Stock Option Grants, was as follows:

Grant date	Base price - weighted average share in the period of measurement of the grant	Volatility	Expected life of the option	Annual interest rate without risk
2011 Grant	R$ 8.84	51.73% p.a.	6 years	11.94% p.a.
2012 Grant	R$ 8.96	50.46% p.a.	6 years	8.89% p.a.
2013 Grant	R$ 8.13	48.45% p.a.	6 years	10.66% p.a.
2014 Grant	R$ 13.42	44.60% p.a.	6 years	10.66% p.a.
2015 Grant	R$ 8.45	35.50% p.a.	6 years	16.10% p.a.
2016 Grant	R$ 8.10	36.70% p.a.	6 years	11.73% p.a.

Note: Significant data is characteristic of an option-based plan, considering the use of fair value as the appropriate method for calculating expenses with option remuneration.

The base price of the share of each share was calculated using the weighted averages of TIM S.A.’s share price. (TIM Participações S.A. before the merger by TIM S.A. on August 31, 2020), considering the following periods:

·	2011-2013 Plan - 1st Grant-traded volume and trading price of TIM Participações shares in the period of 30 days prior to the date of 07/20/2011 (date on which the Board of Directors of TIM Participações approved the benefit).

·	2011–2013 Plan – 2nd Grant – traded volume and trading price of shares of TIM Participações for the period 07/01/2012–08/31/2012.

·	2011–2013 Plan – 3rd Grant-traded volume and trading price of TIM Participações shares for the period of 30 days prior to 07/20/2013.

·	2014-2016 Plan – 1st Grant-traded volume and trading price of TIM Participações in the 30 days prior to the date defined by the Board of Directors of TIM Participações (September 29, 2014).

·	2014-2016 Plan – 2nd Grant-traded volume and trading price of TIM Participações in the 30 days prior to the date defined by the Board of Directors of TIM Participações (September 29, 2015).

·	2014-2016 Plan – 3rd Grant-traded volume and trading price of TIM Participações in the 30 days prior to the date defined by the Board of Directors of TIM Participações (September 29, 2016).

·	2018-2020 Plan – 1st Grant-traded volume and trading price of TIM Participações shares for the period 03/01/2018–03/31/2018.

·	2018-2020 Plan – 2nd Grant-traded volume and trading price of TIM Participações shares for the period 06/01/2019–06/30/2019.

·	2018-2020 Plan – 3rd Grant-traded volume and trading price of TIM Participações shares for the period 03/01/2020–03/31/2020.

·	2021-2023 Plan - 1st Grant - traded volume and trading price of TIM S.A. shares in the period from March 01, 2021 to March 31, 2021.

On December 31, 2021, expenses pegged to these long-term benefit plans totaled R$ 22,212 (R$ 9,999, on December 31, 2020).